Standish, Ayer & Wood Investment Trust
                            Controlled Maturity Fund

                          Financial Statements for the
                         Six Months Ended June 30, 1998
                                  (Unaudited)

                                     [LOGO]

                     Standish, Ayer & Wood Investment Trust
                        Standish Controlled Maturity Fund

                       Statement of Assets and Liabilities
                            June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investments at value (Note 1A) (identified cost, $36,939,713)                                        $ 36,996,014
   Cash                                                                                                       12,204
   Interest receivable                                                                                       306,883
   Receivable for investments sold                                                                            24,436
   Deferred organization costs (Note 1E)                                                                       4,711
   Prepaid expenses                                                                                            1,932
                                                                                                        ------------
       Total assets                                                                                       37,346,180

Liabilities
   Payable for investments purchased                                                 $   758,542
   Distribution payable                                                                   57,628
   Payable for Fund shares redeemed                                                       55,000
   Accrued accounting, custody and transfer agent fees                                    11,281
   Accrued trustees' fees and expenses (Note 2)                                            1,205
   Payable for daily variation margin on open financial futures contracts
      (Note 6)                                                                               938
   Accrued expenses and other liabilities                                                 15,179
                                                                                     -----------
       Total liabilities                                                                                     899,773
                                                                                                        ------------
Net Assets                                                                                              $ 36,446,407
                                                                                                        ============
Net Assets consist of:
   Paid-in capital                                                                                      $ 36,535,999
   Undistributed net investment income                                                                        11,516
   Accumulated net realized loss                                                                            (158,219)
   Net unrealized appreciation                                                                                57,111
                                                                                                        ------------
Total Net Assets                                                                                        $ 36,446,407
                                                                                                        ============
Shares of beneficial interest outstanding                                                                  1,818,724
                                                                                                        ============
Net Asset Value, offering price and redemption price per share
   (Net Assets/Shares outstanding)                                                                      $      20.04
                                                                                                        ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Controlled Maturity Fund

                             Statement of Operations
                   Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
   Interest income                                                                                         $ 673,839
                                                                                                           ---------
       Total investment income                                                                               673,839

Expenses
   Investment advisory fee (Note 2)                                                           $ 30,358
   Accounting, custody and transfer agent fees                                                  32,821
   Audit services                                                                               10,717
   Registration fees                                                                             7,758
   Trustees' fees and expenses (Note 2)                                                          2,559
   Insurance expense                                                                             1,622
   Amortization of organization expenses (Note 1E)                                               1,158
   Legal fees                                                                                      552
   Miscellaneous                                                                                 1,908
                                                                                              --------
       Total expenses                                                                           89,453

Deduct --
   Waiver of investment advisory fee (Note 2)                                                  (30,358)
   Reimbursement of Fund operating expenses (Note 2)                                           (28,588)
                                                                                              --------
   Total expense deductions                                                                    (58,946)
                                                                                              --------
       Net expenses                                                                                           30,507
                                                                                                           ---------
          Net investment income                                                                              643,332
                                                                                                           ---------
Realized and Unrealized Gain (Loss) on Investments
   Net realized loss
       Investment security transactions                                                        (48,030)
       Financial futures contracts                                                              (1,080)
                                                                                              --------
          Net realized loss                                                                                  (49,110)

   Change in unrealized appreciation
       Investment securities                                                                    44,817
       Financial futures contracts                                                              (1,233)
                                                                                              --------
          Net change in unrealized appreciation                                                               43,584
                                                                                                           ---------
       Net realized and unrealized loss                                                                       (5,526)
                                                                                                           ---------
Net Increase in Net Assets from Operations                                                                 $ 637,806
                                                                                                           =========

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Controlled Maturity Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                    Six Months Ended     Year Ended
                                                                                      June 30, 1998     December 31,
                                                                                       (Unaudited)          1997
                                                                                   ------------------  ---------------
Increase (decrease) in Net Assets
From Investment Operations
   Net investment income                                                               $   643,332       $   821,176
   Net realized loss                                                                       (49,110)          (93,752)
   Change in unrealized appreciation (depreciation)                                         43,584            72,254
                                                                                       -----------       -----------
   Net increase in Net Assets from Investment Operations                                   637,806           799,678
                                                                                       -----------       -----------
Distributions to Shareholders
   From net investment income                                                             (646,809)         (819,657)
                                                                                       -----------       -----------
   Total distributions to shareholders                                                    (646,809)         (819,657)
                                                                                       -----------       -----------
Fund Share (principal) Transactions (Note 4)
   Net proceeds from sale of shares                                                     22,863,011         2,042,049
   Value of shares issued to shareholders in payment of distributions declared             471,031           316,512
   Cost of shares redeemed                                                                (794,627)         (947,462)
                                                                                       -----------       -----------
   Net increase in Net Assets from Fund share transactions                              22,539,415         1,411,099
                                                                                       -----------       -----------
Total Increase in Net Assets                                                            22,530,412         1,391,120

Net Assets
   At beginning of period                                                               13,915,995        12,524,875
                                                                                       -----------       -----------
   At end of period (including undistributed net investment income of $11,516 and
      $14,993, respectively)                                                           $36,446,407       $13,915,995
                                                                                       ===========       ===========

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Controlled Maturity Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                       Year Ended
                                                     Six Months Ended                  December 31,
                                                       June 30, 1998     ----------------------------------------
                                                      (Unaudited)(1)       1997            1996          1995+
                                                     ----------------    -------         -------        ---------
Net Asset Value, Beginning of Period                     $ 19.95         $ 19.99         $ 20.24        $ 20.00
                                                         -------         -------         -------        -------
Investment Operations
   Net investment income*                                   0.63            1.34            1.27           0.57
   Net realized and unrealized gain (loss) on
      investments                                          (0.02)          (0.04)          (0.27)          0.24
                                                         -------         -------         -------        -------
Total from investment operations                            0.61            1.30            1.00           0.81
                                                         -------         -------         -------        -------

Less distributions to shareholders
   From net investment income                              (0.52)          (1.34)          (1.24)         (0.57)
   From net realized gains on investments                     --              --           (0.01)            --
                                                         -------         -------         -------        -------
Total distributions to shareholders                        (0.52)          (1.34)          (1.25)         (0.57)
                                                         -------         -------         -------        -------
Net Asset Value, End of Period                           $ 20.04         $ 19.95         $ 19.99        $ 20.24
                                                         =======         =======         =======        =======

Total Return                                                3.09%           6.66%           5.13%          4.20%

Ratios/Supplemental Data
   Expenses (to average daily net assets)*                  0.30%++         0.37%           0.40%          0.40%++
   Net investment income (to average daily net
      assets)*                                              6.29%++         6.60%           6.60%          6.29%++

   Portfolio Turnover                                         40%             94%            107%           127%

   Net Assets, End of Period (000 omitted)               $36,446         $13,916         $12,525         $8,868

-------------------

* The investment adviser voluntarily agreed not to impose its investment advisory fee and reimbursed the Fund for a portion of its operating expenses. In the absence of this agreement, the net investment income per share and the ratios would have been:

       Net investment income per share                   $  0.57         $  1.18         $  1.11         $ 0.38
       Ratios (to average daily net assets):
          Expenses                                          0.88%++         1.28%           1.25%          2.51%++
          Net investment income                             5.71%++         5.69%           5.75%          4.18%++

(1)Calculated based on average shares outstanding.
+ For the period from July 3, 1995 (start of business) to December 31, 1995. ++ Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Controlled Maturity Fund

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                               Par          Value
Security                                                       Rate         Maturity          Value       (Note 1A)
---------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 92.4%

Asset Backed -- 31.3%
ACLC 1997-1 B1A Non-ERISA FRN(a)                               6.448%      03/25/2027       $ 600,000   $    595,031
Advanta Home Equity 1998-1 A8 NAS                              6.240%      04/25/2028         200,000        200,469
Advanta Home Equity Trust Loan 1991-1A FGIC                    9.000%      02/25/2006         118,190        119,686
Advanta Home Equity Trust Loan 1993-4 A1                       5.500%      03/25/2010         137,175        134,115
Advanta Mortgage Loan Trust 1997 4A-4                          6.660%      03/25/2022          50,000         50,516
AFC Home Equity Loan Trust 1993-2 A FGIC                       6.000%      01/20/2013         139,691        138,163
AFC Home Equity Loan Trust 1996-21A2 Non-ERISA                 7.350%      09/25/2027         374,921        374,921
AFC Home Equity Loan Trust 1996-3 1A2                          7.220%      02/25/2027          73,704         73,496
Amresco Residential Securities(a)                              6.806%      06/25/2028         400,000        400,375
Charming Shoppes Master Trust 1994-1 A                         7.000%      04/15/2003         300,000        301,968
Compass Bank 1998-1 A3                                         5.900%      05/15/2004         750,000        749,530
Contimortgage Home Equity 1996-4 A4                            6.710%      06/15/2014         225,000        226,897
Contimortgage Home Equity Loan 1997-3 B1A                      6.656%      08/15/2028         700,000        700,437
Delta Funding Home Equity Loan 1998-1 2A(a)                    5.858%      05/25/2030         295,368        295,460
Equacredit Home Equity 1993-4                                  5.725%      12/15/2008          76,061         75,301
Equacredit Home Equity 1995-4 A2                               6.350%      10/15/2009          59,072         59,201
Equacredit Home Equity Loan Trust 1996-4  A5                   6.710%      07/15/2011         515,000        520,150
First USA 1998-1 C 144A                                        6.500%      05/18/2003         450,000        452,907
First USA Credit Card 1996-7 B                                 6.580%      03/17/2005         500,000        510,465
Green Tree Financial Corp 1998-1 A3                            5.950%      04/01/2013         125,000        124,609
Greentree Home Equity 1997-D A2                                6.160%      09/15/2028         132,044        132,044
GSAC 1996-B A                                                  6.600%      05/25/2003         232,022        233,074
Home Equity Loan Trust 1992-2A MBIA                            6.650%      11/20/2012           8,360          8,340
IMC Home Equity Loan Trust 1998-1 A3                           6.410%      04/20/2018         250,000        251,094
Oakwood Mortgage Investors Inc. 1996-C A3                      6.750%      04/15/2027         425,000        431,243
Old Stone Credit Corp. Home Equity Trust
    1992-4 A                                                   6.550%      11/25/2007          26,315         26,446
Premier Auto Trust 1997-1B                                     6.550%      09/06/2003         700,000        707,765
RNFC Trust 1995-3A2 144A                                       6.800%      12/20/2007           6,889          6,876
SPNB 1991-2 C1 B                                               8.150%      06/15/2020           4,766          4,773
Standard Credit Card 1994-3 B                                  7.000%      04/07/2001         225,000        226,757
Standard Credit Card 1998-1 A6(a)                              6.488%      03/23/2003         500,000        499,844
TMS Home Equity Trust 1998-1 AV1(a)                            5.831%      04/20/2028         193,249        193,310
Toyota Auto Lease 1997-A B                                     6.750%      04/25/2004         250,000        252,930
UCFC Home Equity Loan Trust 1993-B A1                          6.075%      07/25/2014         482,877        480,614
UCFC Home Equity Loan Trust 1996 A1 A5                         6.500%      03/15/2016         350,000        354,703
Union Acceptance Corp. 1998 B A4                               5.900%      01/15/2006         600,000        598,781
World Omni Auto Lease 1996-A A1 ERISA                          6.300%      06/25/2002         147,946        148,269
World Omni Auto Lease 1996-B B Non-ERISA 144A                  6.850%      11/15/2002         497,445        506,384
World Omni Auto Lease 1997-A B Non-ERISA 144A                  7.300%      06/25/2003         249,467        252,148
                                                                                                        ------------
Total Asset Backed (Cost $11,378,425)                                                                     11,419,092
                                                                                                        ------------
Collateralized Mortgage Obligations -- 2.2%
Collateralized Mortgage Obligation Trust 13-A(a)               6.188%      01/20/2003           7,632          7,601
FNMA, REMIC 1994-85E                                           6.000%      11/25/2006          75,000         74,815

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Controlled Maturity Fund

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                               Par          Value
Security                                                       Rate         Maturity          Value       (Note 1A)
---------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations (continued)
GE Capital Mtg 1997-9 1A2 PAC                                  6.750%      10/25/2027       $ 500,000   $    503,280
Residential Funding 1997-S12 A10                               6.700%      08/25/2027         225,000        226,336
                                                                                                        ------------
Total Collateralized Mortgage Obligations (Cost $809,802)                                                    812,032
                                                                                                        ------------

Corporate -- 25.1%

Bank Bonds -- 4.9%
Banco Latinoamericano 144A Notes                               6.500%      04/02/2001         300,000        299,730
Banponce Financial Corp. Medium Term Notes                     5.750%      03/01/1999         325,000        324,402
First Bank FRN(a)                                              5.722%      12/20/2000         300,000        299,541
Norwest Financial Inc                                          6.375%      09/15/2002         250,000        252,553
Sovereign Bancorp                                              6.750%      07/01/2000         600,000        605,442
                                                                                                        ------------
                                                                                                           1,781,668
                                                                                                        ------------
Financial -- 15.4%
Chartwell Real Estate Holdings Senior Notes                   10.250%      03/01/2004         650,000        688,999
Chelsea GCA Realty                                             7.750%      01/26/2001         250,000        255,975
Conseco Inc.                                                   6.400%      02/10/2003         600,000        600,660
Equity Office Prop Trust 144A                                  6.375%      02/15/2003         150,000        149,487
ERP REIT 144A                                                  8.500%      05/15/1999         200,000        203,772
First Industrial REIT                                          6.500%      04/05/2001         350,000        350,732
Franchise Financial Senior REIT Notes                          7.000%      11/30/2000         305,000        309,514
Goldman Sachs Euro Senior Notes                                6.750%      04/20/2000          55,000         55,663
Homeside Lending Medium Term Notes                             6.875%      05/15/2000         500,000        507,800
Household Financial Corp.                                      6.000%      05/08/2000         400,000        400,856
Lehman Brothers                                                6.000%      02/26/2001         600,000        599,076
MBNA Corp. Sr Medium Term Notes                                6.500%      09/15/2000         225,000        225,934
Meditrust REIT Notes                                           7.375%      07/15/2000         100,000        100,660
Merrill Lynch Variable Rate Note(a)                            7.260%      03/25/2002         600,000        605,999
Salomon Brothers, Inc. Senior Notes                            7.750%      05/15/2000          75,000         77,262
Spieker Properties REIT                                        6.650%      12/15/2000          75,000         75,528
United Companies Financial Corp. Senior Notes                  7.000%      07/15/1998         120,000        120,022
Wellsford Residential Property REIT                            7.250%      08/15/2000          50,000         50,987
Wellsford Residential Property REIT(a)                         5.945%      11/24/1999         250,000        250,123
                                                                                                        ------------
                                                                                                           5,629,049
                                                                                                        ------------
Industrial Bonds -- 4.8%
Coca-Cola Co.  144A                                            6.000%      03/15/2001         175,000        174,941
Comdisco Inc.                                                  6.070%      05/08/2000         400,000        400,856
MCI Communications Corp.(a)                                    6.125%      04/15/2002         350,000        349,559
TCI Communications Inc.                                        6.375%      09/15/1999         225,000        226,033
Videotron Holdings Senior Step Up                              0.000%      07/01/2004         600,000        589,512
                                                                                                        ------------
                                                                                                           1,740,901
                                                                                                        ------------
Total Corporate (Cost $9,146,429)                                                                          9,151,618
                                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Controlled Maturity Fund

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                               Par          Value
Security                                                       Rate         Maturity          Value       (Note 1A)
---------------------------------------------------------------------------------------------------------------------
Government/Other -- 3.8%

Yankee Bonds -- 3.8%
Edperbrascan Ltd. Notes                                        7.375%      10/01/2002       $ 325,000   $    334,191
St. Georges Bank 144A Notes Private Placement                  6.875%      04/01/1999         425,000        427,559
Tyco International                                             6.125%      06/15/2001         600,000        600,492
                                                                                                        ------------
Total Government/Other (Cost $1,359,851)                                                                   1,362,242
                                                                                                        ------------
Non-Agency -- 3.6%

Pass Thru Securities -- 3.6%
BankBoston 1997-B Non-Erisa 144A                               6.730%      04/25/2000         126,546        126,264
FDIC REMIC Trust 1994-C1 2C Non-ERISA                          8.450%      09/25/2025         300,000        308,156
MLMI  Mortgage Inv. 1995-C2 D                                  7.495%      06/15/2021         392,484        402,296
Resolution Trust Corp. 1992-M4                                 7.200%      09/25/2021          56,793         56,722
Resolution Trust Corp. 1992-7 A1                               6.831%      03/25/2022          26,780         26,680
Resolution Trust Corp. 1993-C3 E Non-ERISA                     7.100%      12/25/2024         228,440        228,512
Resolution Trust Corp. 1994 D Non-ERISA                        8.000%      06/25/2026         172,597        175,186
                                                                                                        ------------
Total Non-Agency (Cost $1,325,938)                                                                         1,323,816
                                                                                                        ------------
U.S. Government Agency -- 5.7%

Pass Thru Securities -- 5.7%
FFCB                                                           6.330%      11/06/2000         750,000        750,352
FHLMC                                                          6.600%      11/12/1999         115,000        116,329
FHLMC                                                         10.500%      07/01/2015           2,249          2,506
FHLMC Gold 5 Yr                                                7.000%      08/01/1999          36,917         37,309
FNMA                                                           6.350%      08/10/1999         170,000        170,558
GNMA                                                           8.000%      11/15/2017 -
                                                                           07/15/2027         944,171        983,847
                                                                                                        ------------
Total U.S. Government Agency (Cost $2,068,388)                                                             2,060,901
                                                                                                        ------------
U.S. Treasury Obligations -- 20.7%

Treasury Notes -- 20.7%
U.S. Treasury Note+                                            5.625%      11/30/2000       7,250,000      7,265,877
U.S. Treasury Note                                             6.250%      04/30/2001         275,000        280,112
                                                                                                        ------------
Total U.S. Treasury Obligations (Cost $7,530,556)                                                          7,545,989
                                                                                                        ------------
TOTAL BONDS AND NOTES (COST $33,619,389)                                                                  33,675,690
                                                                                                        ------------
SHORT-TERM INVESTMENTS -- 9.1%

U.S. Government Agency -- 6.7%
FHMLC                                                          5.480%      07/14/1998       2,450,000      2,441,795
                                                                                                        ------------
Commercial Paper -- 1.7%
Merck                                                          5.800%      07/01/1998         635,000        634,795
                                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Controlled Maturity Fund

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Value
Security                                                                                                 (Note 1A)
-----------------------------------------------------------------------------------------------------------------------
Repurchase Agreements -- 0.7%
Prudential-Bache Repurchase Agreement, dated 6/30/98, due 7/1/98, with a maturity value of
$243,770 and an effective yield of 5.32%, collateralized by a U.S. Government Agency Obligation
with a rate of 7.925%, with a maturity date of 2/1/19 and with a market value of $248,815.                   243,734
                                                                                                       -------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,320,324)                                                             3,320,324
                                                                                                       -------------
TOTAL INVESTMENTS -- 101.5%(COST $36,939,713)                                                          $  36,996,014

Other Assets, Less Liabilities -- (1.5)%                                                                    (549,607)
                                                                                                       -------------
NET ASSETS -- 100%                                                                                     $  36,446,407
                                                                                                       =============

Notes to the Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration.
FDIC - Federal Depository Insurance Corporation
FFCB - Federal Farm Credit Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Conduit

(a) Variable Rate Security; rate indicated is as of 6/30/98.
+ Denotes all or part of security pledged as collateral to cover margin requirements on open financial futures contracts (Note 6).

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Controlled Maturity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Controlled Maturity Fund (the "Fund") is a separate diversified investment series of the Trust.

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Investment security valuations

      Securities for which quotations are readily available are valued at the last sale price, or if no sale, at the closing bid price in the principal market in which such securities are primarily traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

      B. Repurchase agreements

      It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. Securities transactions and income

      Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount and amortization of premium on debt securities when required for federal income tax purposes.

      D. Federal taxes

      As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      At December 31, 1997, the Fund, for federal income tax purposes, had a capital loss carryover which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryovers are $10,860 and $88,604 which will expire on December 31, 2004 and 2005, respectively. The Fund elected to defer to its fiscal year ending December 31, 1998, $9,904 short term and $2,442 long term losses recognized during the period November 1, 1997 to December 31, 1997.

                     Standish, Ayer & Wood Investment Trust
                        Standish Controlled Maturity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      E. Deferred organization expense

      Costs incurred by the Fund in connection with its organization and initial registration are being amortized, on a straight-line basis, through June, 2000.

      F. Distributions to shareholders

      Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. The differences are primarily due to differing treatment of asset and mortgage backed securities. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income and accumulated net realized gain (loss).

(2)   Investment Advisory Fee:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.35% of the Fund's average daily net assets. SA&W voluntarily agreed to limit both its investment advisory fee and the Fund's total operating expenses to 0.30% of the Fund's average daily net assets for the period ending June 30, 1998. Pursuant to this agreement, SA&W voluntarily waived $30,358 of its investment advisory fee and reimbursed the Fund for $28,588 of operating expenses. The Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom, receive remuneration for their services to the Trust from SA&W. Certain of the trustees and officers of the Trust are directors or officers of SA&W.

(3)   Purchases and Sales of Investments:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 1998 were as follows:

                                                                     Purchases            Sales
                                                                    ------------       -----------
      U.S. Government Securities..................................  $ 11,928,233       $ 4,257,332
                                                                    ============       ===========
      Investments (non-U.S. Government Securities)................  $ 18,896,053       $ 3,524,291
                                                                    ============       ===========

(4)   Shares of Beneficial Interest:

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                          Six Months Ended       Year Ended
                                                                           June 30, 1998      December 31, 1997
                                                                        -------------------  -------------------
      Shares sold...............................................             1,137,217             102,366
      Shares issued to shareholders in payment of
         distributions declared.................................                23,564              15,862
      Shares redeemed...........................................               (39,578)            (47,171)
                                                                             ---------            --------
      Net increase/(decrease)...................................             1,121,203              71,057
                                                                             =========            ========

      At June 30, 1998, three shareholders were record owners of approximately 35%, 25% and 25%, respectively, of the total outstanding shares of the Fund.

                     Standish, Ayer & Wood Investment Trust
                        Standish Controlled Maturity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)   Federal Income Tax Basis of Investment Securities:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1998, as computed on a federal income tax basis, were as follows:

      Aggregate Cost............................................    $36,939,713
                                                                    ===========

      Gross unrealized appreciation.............................        100,791
      Gross unrealized depreciation.............................        (44,490)
                                                                    ===========
      Net unrealized appreciation...............................    $    56,301
                                                                    ===========

(6)   Financial Instruments:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks, and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following financial instruments with off-balance sheet risk:

      Options

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Fund may use options to seek to hedge against risks of market exposure and changes in security prices, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market, or if the counterparties do not perform under the contracts' terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option purchased by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There were no outstanding written option contracts at June 30, 1998.

      Futures contracts

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Fund deposits either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying

                     Standish, Ayer & Wood Investment Trust
                        Standish Controlled Maturity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contracts' terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in security prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. At June 30, 1998, the Fund held the following futures contracts:

                                                                                      Underlying
                                                                                      Face/amount     Unrealized
         Contract                                      Position   Expiration Date      at value       Gain/(Loss)
         --------------------------------------------- --------   ---------------     -----------     ----------

         U.S. 10 Yr. Note (5 Contracts ...............   Short        9/30/98         $  569,219       $     810
                                                                                                      ==========

      At June 30, 1998, the Fund had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

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                     Standish, Ayer & Wood Investment Trust
                              One Financial Center
                              Boston, MA 02111-2662
                                 (800) 221-4795
                                                                         1024-98